Average Annual Total Returns - FidelityStockSelectorLargeCapValueFund-RetailPRO - FidelityStockSelectorLargeCapValueFund-RetailPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2023
Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.48%)
Past 5 years	6.97%
Past 10 years	10.17%
Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.21%)
Past 5 years	5.79%
Past 10 years	9.40%
Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.98%)
Past 5 years	5.32%
Past 10 years	8.28%
RS005
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	6.67%
Past 10 years	10.29%